Other Income (Tables)	12 Months Ended
Dec. 31, 2018
Other Income, Nonoperating [Abstract]
Other income

In millions	Year ended December 31,	2018	2017	2016
Gain on disposal of property		$338	$—	$76
Gain on disposal of land		27	22	17
Other (1)		11	(10)	2
Total other income		$376	$12	$95

(1)
Includes foreign exchange gains and losses related to foreign exchange forward contracts and the re-measurement of foreign currency denominated monetary assets and liabilities. See Note 18 – Financial instruments for additional information.